Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segment Information and Sales to Significant Customers

Note 20 — Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, entertainment and media industry service providers.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2016	2015	2014
Revenue
North America (mainly United States)	$2,381,122	$2,555,539	$2,589,613
Europe	513,295	422,095	450,669
Rest of the world	823,812	665,904	523,355

Total	$3,718,229	$3,643,538	$3,563,637

	As of September 30,
	2016	2015
Long-lived Assets(1)
Europe	$127,318	$102,434
North America (mainly United States)	72,907	79,693
Rest of the world:
Israel	67,736	59,581
India	38,629	34,472
Others	25,138	33,140

Total	$331,728	$309,320

(1)	Equipment and leasehold improvements.

Revenue and Customer Information

Customer experience solutions include the following offerings: digital experience for consumer multiplay and business customers, network solutions, Internet of Things (IoT), customer operational intelligence, mobile financial services and Amdocs Optima. Customer experience solutions also include a comprehensive line of services such as thought leadership & advisory services, systems integration, transformation services, managed services, network services, digital business operations for order to activation, order gateway services, revenue guard, Amdocs academy and testing. Directory includes comprehensive set of products and services for media publishers, TV networks, video streaming providers, ad agencies and advertising service providers.

Total revenue consists of the following:

	Year Ended September 30,
	2016	2015	2014
Customer experience solutions	$3,629,698	$3,542,531	$3,435,478
Directory	88,531	101,007	128,159

Total	$3,718,229	$3,643,538	$3,563,637

Sales to Significant Customers

The Company had one customer that accounted for at least ten percent of its total revenue in each of fiscal years 2016, 2015 and 2014. The percentage of revenue from this customer out of total revenue during fiscal years 2016, 2015 and 2014 was 33%, 34% and 33%, respectively.